Related Parties Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Related Parties Transactions

Note 15 - Related Parties Transactions

The following related partied transactions has occurred:

1)	During 2023 and 2022, Payment of management fees to Menachem Shalom – a controlling shareholder and director of the Company. Menachem is entitled to receive NIS 35,000 plus VAT per month. For the year ended December 31, 2023 the expenses were recognized 50% in the cost of revenues and 50% in the selling, administrative and general expenses.

2)	For the year ended December 31, 2022, the sale of computer equipment to Billio Ltd in the total amount of NIS 67,212, plus VAT.

As of December 31, 2022:

a.	The Company owes Menachem Shalom NIS 780,924.

b.	The Company owes Billio Ltd NIS 1,199,433.

c.	The Company owes Tamarindi Ltd NIS 579,726.

As of December 31, 2023:

a.	The Company owes Menachem Shalom NIS 1,217,768. A total interest expense was accrued for the year ended December 31, 2023 in the amount of NIS 25,976. The loan only bears linkage differences.

b.	The Company owes Billio Ltd NIS 1,234,830. A total interest expense was accrued for the year ended December 31, 2023 in the amount of NIS 34,702. The loan bears an annual interest rate of 2.9%.

c.	The Company owes Tamarindi Ltd NIS 254,512. A total interest expense was accrued for the year ended December 31, 2023 in the amount of NIS 13,456. The loan bears an annual interest rate of 2.9%.

d.	Amir Adibi owes the Company NIS 45,000. A total interest income was accrued for the year ended December 31, 2023 in the amount of NIS 2,752.